Timber licences (Details) - Timber licences - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 368	$ 372
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	372	380
Acquisitions (note 3)	10
Additions	2
Amortization	(16)	(15)
Foreign exchange		7
Intangible assets other than goodwill at end of period	368	372
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	641	629
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	629
Intangible assets other than goodwill at end of period	641	629
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(273)	(257)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(257)
Intangible assets other than goodwill at end of period	$ (273)	$ (257)